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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21548
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                      Generation Hedge Strategies Fund LLC
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               (Exact name of registrant as specified in charter)


            400 Andrews Street, Suite 720, Rochester, New York 14604
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            (Address of principal executive offices)      (Zip code)


                            Scott D. Nasca, President
                        Generation Capital Management LLC
            400 Andrews Street, Suite 720, Rochester, New York 14604
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: (585) 232-8560
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2004 - June 30, 2005
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ITEM 1. PROXY VOTING RECORD
The Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy voting records to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Generation Hedge Strategies Fund LLC
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By (Signature and Title) /s/Scott D. Nasca
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                         Scott D. Nasca           Principal Executive Officer

Date August 31, 2005
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